Nature and Continuance of Operations	12 Months Ended
Mar. 31, 2021
Nature and Continuance of Operations [Abstract]
Nature and Continuance of Operations

1. Nature and Continuance of Operations

GreenPower Motor Company Inc. (“GreenPower” or the “Company”) was incorporated in the Province of British Columbia on September 18, 2007. The Company is in the business of manufacturing and distributing all-electric transit, school and charter buses.

The primary office is located at Suite 240-209 Carrall St., Vancouver, Canada.

The consolidated financial statements were approved by the Board of Directors on June 28, 2021.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

During the second quarter of fiscal 2021 the Company completed an initial public offering on the Nasdaq stock exchange and concurrent private placement for gross proceeds of US$37.7 million less underwriting discounts and offering costs. As at March 31, 2021, the Company had a cash and restricted cash balance of $15,207,948, working capital of $30,808,375, accumulated deficit of ($31,625,388), and shareholder's equity of $36,152,448.

As at March 31, 2021, the Company had approximately $31 million working capital and therefore has sufficient resources to sustain operations for the next 12 months, although the Company will need additional funding to achieve its long-term business objectives. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The continuation of the Company as a going concern is dependent on future cash flows from operations including the successful sale and manufacture of electric buses to achieve a profitable level of operations and obtaining necessary financing to fund ongoing operations. To this end, the Company has now delivered and received payment for all-electric buses to customers, has a backlog of orders for delivery, and has a line of credit with a credit limit of up to $8 million to meet funding requirements.

The Company faces risks from the COVID-19 global pandemic which has had, and may continue to have, a material adverse impact on our business and financial condition. While we have recently seen a gradual re-opening of the economy, and a resumption of travel and sales activity, this activity is not at the level it was prior to the pandemic and the future impact of the COVID-19 global pandemic is inherently uncertain, and may negatively impact the financial ability of our customers to purchase vehicles from us, of our suppliers' ability to deliver products used in the manufacture of our all-electric vehicles, in our employees' ability to manufacture our vehicles and to carry out their other duties in order to sustain our business, and in our ability to collect certain receivables owing to us, among other factors. These factors may continue to have a negative impact on our financial results, operations, outlook, goals, growth prospects, cash flows, liquidity and share price, and the potential timing, severity, and ultimate duration of any potential negative impacts is uncertain.